UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.
Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1.  Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

	Share
	Amount	Value
Common Stock (94.1%) (a)
Communication Services (7.3%)
Alphabet, Inc., Class A (b)	42,295	$51,053,449
CBS Corp., Class B	962,500	55,295,625
Vodafone Group PLC, ADR	2,082,350	45,186,995
		151,536,069
Consumer Discretionary (2.6%)
The Goodyear Tire & Rubber Co.	2,320,750	54,282,343

Consumer Staples (3.0%)
Walmart, Inc.	661,950	62,163,725

Energy (9.3%)
Antero Resources Corp. (b)	2,584,400	45,769,724
EQT Corp.	1,310,700	57,972,261
Schlumberger, Ltd.	344,000	20,956,480
Total SA, ADR	1,059,750	68,237,302
		192,935,767
Financials (27.0%)
American International Group, Inc.	1,369,200	72,896,208
Aon PLC	337,200	51,854,616
Bank of America Corp.	2,472,850	72,850,161
Berkshire Hathaway, Inc., Class B (b)	325,050	69,596,455
Capital One Financial Corp.	687,700	65,283,361
Chubb, Ltd.	501,950	67,080,598
Citigroup, Inc.	1,193,950	85,653,973
Marsh & McLennan Cos., Inc.	566,400	46,852,608
MetLife, Inc.	654,350	30,571,232
		562,639,212
Health Care (15.6%)
Alexion Pharmaceuticals, Inc. (b)	390,550	54,290,355
Allergan PLC	255,500	48,667,640
Merck & Co., Inc.	1,208,750	85,748,725
Pfizer, Inc.	1,824,950	80,425,547

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

	Share
	Amount	Value
Health Care (15.6%)
Thermo Fisher Scientific, Inc.	226,700	$55,332,936
		324,465,203
Industrials (11.7%)
Delta Air Lines, Inc.	918,000	53,087,940
Eaton Corp. PLC	632,600	54,865,398
Fluor Corp.	740,300	43,011,430
nVent Electric PLC	1,707,350	46,371,626
Pentair PLC	1,059,450	45,927,157
		243,263,551
Information Technology (12.9%)
Applied Materials, Inc.	1,094,450	42,300,492
CommScope Holding Co., Inc. (b)	581,400	17,883,864
First Data Corp., Class A (b)	2,993,250	73,244,827
Flex, Ltd. (b)	460,150	6,037,168
Microsoft Corp.	511,250	58,471,663
Sabre Corp.	2,666,950	69,554,056
		267,492,070
Materials (2.7%)
International Paper Co.	1,152,550	56,647,833

Utilities (2.0%)
Exelon Corp.	975,550	42,592,513
Total Common Stock (94.1%) (cost $1,501,052,065)		1,958,018,286

Short-Term Investments (6.2%)
Money Market Fund (6.2%)
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 1.89% (c)	128,845,121	128,845,121
Total Short-Term Investments (6.2%) (cost $128,845,121)		128,845,121

Investments, at value (100.3%) (cost $1,629,897,186)		$2,086,863,407
Other Liabilities Less Assets (-0.3%)		(7,006,876)
Net Assets (100.0%)		$2,079,856,531

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)

SEPTEMBER 30, 2018

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Percentage disclosed reflects the money market fund’s institutional class shares 30-day yield as of September 30, 2018.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.

The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.

Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.

2. Significant Accounting Policies

This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represents the significant accounting policies of the Fund:

a. Security Valuation

Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2018:

				Total
				Investments
Security Type	Level 1	Level 2	Level 3	in Securities
Common Stock	$1,958,018,286	$–	$–	$1,958,018,286
Short-Term Investments	128,845,121	–	–	128,845,121
Total Investments	$2,086,863,407	$–	$–	$2,086,863,407

At September 30, 2018, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels as of September 30, 2018, based on the valuation input Levels on December 31, 2017.

b. Security Transactions

Security transactions are recorded on a trade date basis.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)

SEPTEMBER 30, 2018

3. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of security valuation disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Fund’s financial statements and related disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

4. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	11/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	11/9/18

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	11/9/18